Equity (Details 3) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	[1]	Dec. 31, 2015 ILS (₪) [1]
Equity [Abstract]
Exchange differences on translation of foreign operations from continuing operations	₪ (58)		₪ (536)		₪ (2,853)
Exchange differences on translation of foreign operations from discontinued operations	(1,280)		(85)		(928)
Tax effect (Current tax)					(73)
Company's share in other comprehensive income (loss) of equity-accounted investees					20
Realization of capital reserves on sale of previously consolidated subsidiary	2,040		51
Exercise of translation reserve of company previously accounted for using the equity method					438
Total	702		(570)		(3,396)
Gain (loss) with respect to cash flow hedges from continuing operations	(12)		57		(24)
Gain (loss) with respect to cash flow hedges from discontinued operations	14		11		(24)
Transfer to income statement with respect to cash flow hedges			(15)		10
Tax effect	2		(11)		11
Company's share in other comprehensive income of equity-accounted investees	8		1		2
Exercise of cash flow hedge reserve of company previously accounted for using the equity method					14
Total	12		43		(11)
Gain (loss) with respect to available-for-sale financial assets from continuing operation	39		202		(66)
Gain with respect to available-for-sale financial assets from discontinued operations			5
Transfer to income statement with respect to available-for-sale financial assets	23		(130)
Tax effect	(22)		3
Total	40		80		(66)
Total other comprehensive income (loss)	₪ 754	$ 217	₪ (447)	[2]	₪ (3,473)

[1]	Reclassified, refer to Note 2f.
[2]	Reclassified, refer to Note 2dd.